SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Office equipment	$ 110,600	$ 109,950
Less: accumulated depreciation	(80,522)	(64,280)
Total property and equipment, net	$ 30,078	$ 45,670